Share-Based Compensation - SARs movement (Details) - SARs										12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Apr. 02, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Apr. 03, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Apr. 01, 2014 USD ($) EquityInstruments	May 17, 2013 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Number of awards
Outstanding at beginning of the year | EquityInstruments										2,031,279	1,713,702
Granted during the year | EquityInstruments		416,458		448,045		848,981	305,859	286,746	325,943	416,458	448,045
Exercised during the year | EquityInstruments										(60,043)	(93,265)
Forfeited during the year | EquityInstruments										(3,333)	(37,203)
Expired during the year | EquityInstruments										(12,198)
Outstanding at end of the year | EquityInstruments	2,372,163		2,031,279		1,713,702					2,372,163	2,031,279
Vested but not been exercised | EquityInstruments	1,395,692									1,395,692
Weighted average exercise price per share
Outstanding at the beginning of the year										$ 14.59	$ 14.11
Granted during the year		$ 15.90		$ 15.15		$ 8.88	$ 19.08	$ 23.60	$ 12.86	15.90	15.55
Exercised during the year										11.93	11.06
Forfeited during the year										11.46	13.09
Expired during the year										22.87
Outstanding at end of the year	$ 14.51		$ 14.59		$ 14.11					14.51	14.59
Weighted average share price at the date of exercise
Exercised during the year										20.71	18.69
Weighted average contractual life
Weighted average contractual life	7 years 2 months 1 day		7 years 8 months 5 days		8 years 3 months
Aggregate fair value
Outstanding at the beginning of the year										7,874,000	6,010,000
Granted during the year										2,207,000	2,241,000
Exercised during the year										(158,000)	(233,000)
Forfeited during the year										(12,000)	(144,000)
Expired during the year										(72,000)
Outstanding at the end of the year	$ 9,839,000		$ 7,874,000		$ 6,010,000					$ 9,839,000	$ 7,874,000